UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                          FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: Dec 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AFA Financial, Inc.
Address:     8748 Brecksville Road
             Suite 115
             Brecksville, OH 44141

13F File Number: 28-2369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle Leicher
Title:   Vice President
Phone:   440-838-0800
Signature, Place, and Date of Signing

Michelle Leicher     Brecksville, Ohio    Jan 08, 2001

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $53,821

                                           FORM 13F INFORMATION TABLE
                                                      VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
ABBOTT LABS                COM            002824100    1871        38627   SH           SOLE     N/A               38627
AMERICAN EXPRESS           COM            025816109    1597        29075   SH           SOLE     N/A               29075
AMERICAN HOME PRODUCTS     COM            026609107    1312        20647   SH           SOLE     N/A               20647
AMERICAN INTL GROUP        COM            026874100     966         9800   SH           SOLE     N/A                9800
AMGEN, INC.                COM            031162100    1552        24265   SH           SOLE     N/A               24265
ANADARKO RETRO             COM            032511100    2865        40305   SH           SOLE     N/A               40305
CITIGROUP                  COM            172967101    3067        60073   SH           SOLE     N/A               60073
COSTCO WHOLESALE           COM            22160Q102    2705        67725   SH           SOLE     N/A               67725
DELL COMPUTERS             COM            247025109    1183        67830   SH           SOLE     N/A               67830
DIGENE CORP                COM            253752109     626        14000   SH           SOLE     N/A               14000
ENRON CORP                 COM            293561106    3029        36439   SH           SOLE     N/A               36439
FEDERAL NAT'L MTG          COM            313586109    1204        13877   SH           SOLE     N/A               13877
GENERAL ELECTRIC           COM            369604103    3456        72087   SH           SOLE     N/A               72087
HOME DEPOT                 COM            437076102    1844        40357   SH           SOLE     N/A               40357
HOUSEHOLD INT'L            COM            441815107    2377        43226   SH           SOLE     N/A               43226
INT BUSINESS MACHINE       COM            459200100    1398        16451   SH           SOLE     N/A               16451
INTEL                      COM            458140100    2443        80770   SH           SOLE     N/A               80770
JOHNSON & JOHNSON          COM            478160104    1466        13950   SH           SOLE     N/A               13950
LEVEL 3 COMMUNICATIONS     COM            52729N100     923        28125   SH           SOLE     N/A               28125
LINEAR TECHNOLOGY          COM            535678106     673        14550   SH           SOLE     N/A               14550
MEDTRONIC INC.             COM            585055106     604        10000   SH           SOLE     N/A               10000
MERCK AND CO.              COM            589331107    1545        16505   SH           SOLE     N/A               16505
MICROSOFT CORP             COM            594918104    1364        31450   SH           SOLE     N/A               31450
MORGAN STANLEY DWD         COM            617446440    2626        33135   SH           SOLE     N/A               33135
NORTEL NETWORKS            COM            656568100    1298        40500   SH           SOLE     N/A               40500
SCHERING-PLOUGH            COM            806605101    2022        35622   SH           SOLE     N/A               35622
TYCO INTERNATIONAL         COM            902120106    3985        71807   SH           SOLE     N/A               71807
UNION PACIFIC              COM            907818108    1266        24950   SH           SOLE     N/A               24950
WAL-MART STORES            COM            931142103    2554        48065   SH           SOLE     N/A               48065